Note 14 - Income Tax - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Long-term investments	$ (9,483)	$ (17,547)
Non-capital losses carry-forward	9,034	7,499
Others	153	181
Net deferred tax liability	$ (296)	$ (9,867)